Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense	The Company’s income tax expense is as follows:

	Year ended December 31
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	144	110	—
Total Current	$144	$110	—

Deferred:
Federal	$101	$217	$—
State	598	60	—
Total Deferred	$699	$277	$—
Total	$843	$387	$—

Schedule of reconciliation of the federal income tax rate	A reconciliation of these differences is as follows:

	Year ended December 31
	2020	%	2019	%	2018	%
Benefit calculated at federal income tax rate	$(7,195)	21.0%	$(5,617)	21.0%	$(2,594)	21.0%
Change in valuation allowance	11,707	(34.2)	6,871	(25.7)	2,986	(24.0)
State tax benefit	(2,473)	7.1	(1,261)	4.7	(965)	8.0
Federal benefit on state tax	520	(1.5)	265	(1.0)	203	(2.0)
Change in state tax rate	(1,746)	5.1	108	(0.4)	—	—
Permanent differences, net	(57)	0.2	(56)	0.2	370	(3.0)
Other, net	87	(0.2)	77	(0.3)	—	—
Income tax expense	$843	(2.5)%	$387	(1.5)%	$—	—%

Schedule of deferred tax assets and liabilities
The significant components of deferred tax assets and liabilities consist of the following:

	December 31
	2020	2019
Deferred tax assets:
Net operating loss	$12,765	$5,356
Accrued compensation	5,334	2,505
Interest expense	2,621	1,979
Statutory premium reserve	2,119	1,745
Start-up costs	1,142	937
Deferred lease obligation	385	343
Stock-based compensation expense	852	33
Investments	407	394
Intangibles assets	653	115
Allowance for doubtful accounts	138	112
Debt issuance costs	58	61
Loss reserves	209	31
Other, net	13	—
Less valuation allowance	(23,330)	(11,623)
Total deferred tax assets	$3,366	$1,988

Deferred tax liabilities:
Intangibles assets	$(2,347)	$(992)
Other reserves	(927)	(715)
Title plants	(680)	(393)
Unrealized gain on investments	(249)	(98)
Fixed assets	(140)	(67)
Total deferred tax liabilities	$(4,343)	$(2,265)
Net deferred tax liability	$(977)	$(277)